Shareholders’ equity	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Shareholders’ equity
10.	Shareholders’ equity

Share capital

The Company has authorized an unlimited number of common shares (being voting and participating shares) with no par value, as well as an unlimited number of preferred, first and second ranking shares, issuable in series, with rights and privileges specific to each class, with no par value.

	Common shares	Amount
	#	$
Balance – December 31, 2025	3,183,330	22,624
Granted	829	1
Balance – March 31, 2026	3,184,159	22,625

	Common shares	Amount
	#	$
Balance – December 31, 2024	3,140,621	22,486
Granted	5,595	17
Balance – March 31, 2025	3,146,216	22,503

COSCIENS Biopharma Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2026, and for the three months ended March 31, 2026, and 2025

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

Share-based compensation

The compensation expense for the three months ended March 31, 2026, was $1 (2025 – $6) recognized over the vesting period. Option activity for the three months ended March 31, 2026, and 2025, was as follows:

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2026	48,181	31.27
Cancelled / Forfeited	(4,366)	(15.54)
Balance – March 31, 2026	43,815	32.84

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2025	76,024	25.77
Cancelled / Forfeited	(24,395)	15.92
Balance – March 31, 2025	51,629	30.43